9A. Stock-Based Compensation (Details 1A) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Stock Option Plan [Member]
Exercise Price	$ 0.51
Number of options outstanding	850
Average Contractual Life Remaining	9 months 29 days
Number of options exercisable	850
Intrinsic value	$ 1,258
Stock Option Plan 1 [Member]
Exercise Price	$ 0.53	$ 0.51
Number of options outstanding	291,900	850
Average Contractual Life Remaining	5 years 6 months
Number of options exercisable	291,900	850
Intrinsic value	426,174
Stock Option Plan 2 [Member]
Exercise Price	$ 0.53	$ 0.53
Number of options outstanding	291,900	291,900
Average Contractual Life Remaining	8 years
Number of options exercisable		291,900
Intrinsic value
Stock Option Plan 3 [Member]
Exercise Price	$ 4.54	$ 0.53
Number of options outstanding	500,000	291,900
Average Contractual Life Remaining	9 years
Number of options exercisable		291,900
Intrinsic value